RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2015
Related Party Transactions [Abstract]
Schedule of Accrued Compensation

	September 30, 2015	December 31, 2014
Wages	$1,072,364	$791,987
Vacation	156,410	114,941
Payroll Taxes on the above	86,014	-
Classified as long-term	(906,928)	(906,928)
Accrued compensation included in accrued expenses	$407,860	$-